RISK MANAGEMENT POLICIES (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	€ 89,274	€ 6,585
Current liabilities	11,558	3,960
I L S [Member]
IfrsStatementLineItems [Line Items]
Current assets	150	351
Current liabilities	829	292
C O P [Member]
IfrsStatementLineItems [Line Items]
Current assets	1,337	1,187
Current liabilities	2,427	743
M X N [Member]
IfrsStatementLineItems [Line Items]
Current assets	1,734	5,047
Current liabilities	6,699	€ 2,925
G B P [Member]
IfrsStatementLineItems [Line Items]
Current assets
Current liabilities	1
A R S [Member]
IfrsStatementLineItems [Line Items]
Current assets	290
Current liabilities	1,444
U S D [Member]
IfrsStatementLineItems [Line Items]
Current assets	85,763
Current liabilities	€ 158